CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Product net sales	$ 1,190,783	$ 400,720
Collaboration revenue	35,533	10,026	$ 497,277
Other operating income	42,278	34,520	42,141
Total operating income	1,268,594	445,267	539,418
Cost of sales	(117,835)	(29,431)
Research and development expenses	(859,492)	(663,366)	(580,520)
Selling, general and administrative expenses	(711,905)	(472,132)	(307,644)
Loss from investment in joint venture	(4,411)	(677)
Total operating expenses	(1,693,643)	(1,165,607)	(888,164)
Operating loss	(425,049)	(720,341)	(348,746)
Financial income	107,386	27,665	3,633
Financial expense	(906)	(3,906)	(4,578)
Exchange gains/(losses)	14,073	(32,732)	(50,053)
Loss for the year before taxes	(304,496)	(729,314)	(399,743)
Income tax benefit / (expense)	9,443	19,720	(8,522)
Loss for the year	(295,053)	(709,594)	(408,265)
Owners of the parent	$ (295,053)	$ (709,594)	$ (408,265)
Weighted average number of shares outstanding	57,169,253	54,381,371	51,075,827
Basic loss per share (in $)	$ (5.16)	$ (13.05)	$ (7.99)
Diluted (loss) per share (in $)	$ (5.16)	$ (13.05)	$ (7.99)